Net Loss Per Share - Outstanding Common Stock Equivalents Considered Antidilutive Excluded From Computation of Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	326,855,381	287,772,934	288,040,461	264,328,711
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	122,023,200	98,155,890	98,155,890	66,408,620
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	134,820,840	135,218,020	135,218,020	136,218,020
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			0	16,194,780
Preferred Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,893,880	3,893,880	3,893,880	3,893,880
Private placement warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	971,842	238,510	971,842	238,510
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	65,145,619	50,266,634	49,800,829	41,374,901